PROPERTY, EQUIPMENT AND SOFTWARE	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

8.	PROPERTY, EQUIPMENT AND SOFTWARE

As of June 30, 2021 and December 31, 2020, property, equipment and software consist of:
	June 30, 2021	December 31, 2020
	(Unaudited)
Office buildings	$5,206,573	$5,140,635
Electronic equipment, furniture and fixtures	5,983,372	5,470,985
Cryptocurrency mining machine	6,506,306	-
Media display equipment	1,232,872	-
Motor vehicles	204,094	201,509
Leasehold improvement	110,919	-
Purchased software	19,098,570	17,465,168
	38,342,706	28,278,297
Less: accumulated depreciation	(19,742,876)	(17,426,398)
Property, equipment and software, net	$18,599,830	$10,851,899

Depreciation expenses for the six months ended June 30, 2021 and 2020 were approximately $2.1 million and $1.6 million, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, equipment and software.

Company’s office buildings, with net carrying value of approximately $3.0 million, are used as collateral for its short-term bank loan.